Other investments in equity securities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other investments in equity securities
27	Other investments in equity securities

	2017 RMB million	2016 RMB million
Unlisted equity securities, at cost	103	103

Dividend income from unlisted equity securities of the Group amounted to RMB1 million during the year ended December 31, 2017 (2016: RMB1 million, 2015: RMB10 million).